Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net		$ 156,162	$ 129,635	$ 133,934
Advertisement revenue		16,874	4,802	5,834
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou	[1]	154	127	402
Hao Cheng [Member]
Schedule of Other Related Party Transactions [Line Items]
Repayment from related party				85
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net		316
Beijing Millet Technology Co., LTD [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		1,010	344	303
Advertisement revenue				871
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenue, Net	[2]	2,483
Marketing Expense		20
Shenglong Zou [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party				10
Chuan Wang [Member]
Schedule of Other Related Party Transactions [Line Items]
Advance to related party				7
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[3]	54	54	1,125
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[3]	$ 146	$ 146	$ 3,012

[1]	The Company obtained an exclusive game operation right from Zhuhai Qianyou, which is specialized in developing online games. According to the agreement, the Company will share revenues derived by the licensed games with Zhuhai Qianyou.
[2]	In 2016, Shenzhen Onething Technology entered into a contract with Millet Communication Technology for the provision of bandwidth to Millet Communication Technology at a mutually agreed price.
[3]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879 thousand and 10,334,679 common shares from Vantage Point Global Limited (Founder’s company) for USD29,121 thousand. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125 thousand (including interest of USD 37 thousand) and USD 3,012 thousand (including interest of USD 100 thousand) respectively. The interest accrued in 2016 was USD 54 thousand and 146 thousand for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.